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LISA R. PRICE lisa.price@dechert.com +1 212 649 8795 Direct +1 212 698 0495 Fax

August 18, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 429 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 429 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 430 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of filing the required exhibits containing interactive data format risk/return summary information that corresponds to the risk/return summary information in the Prospectus for the Goldman Sachs Tactical Tilt Implementation Fund, a series of the Registrant, filed in Post-Effective Amendment No. 424 to the Registration Statement under the 1933 Act on July 24, 2014 (Accession No. 0001193125-14-279008). We hereby represent that the attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.649.8795.

Sincerely,

/s/ Lisa R. Price

Lisa R. Price